SCHEDULE OF REVENUE (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 2,045,408	$ 520,795
Performance obligations satisfied at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	1,755,477	308,989
Performance obligations satisfied at point in time [member] | Software License Fee [member]
IfrsStatementLineItems [Line Items]
Revenue	1,624,000
Performance obligations satisfied at point in time [member] | Customization [member]
IfrsStatementLineItems [Line Items]
Revenue	38,152	236,189
Performance obligations satisfied at point in time [member] | Advisory Service Income [member]
IfrsStatementLineItems [Line Items]
Revenue	93,325	72,800
Performance obligations satisfied over time [member]
IfrsStatementLineItems [Line Items]
Revenue	289,931	211,806
Performance obligations satisfied over time [member] | Software Subscription Fee [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 289,931	$ 211,806